ICON NATURAL RESOURCES AND INFRASTRUCTURE FUND

Portfolio of Investments

September 30, 2021

Security Description	Shares	Value
Common Stock (99.59%)

Basic Materials (4.25%)
Ashland Global Holdings Inc	17,000	$1,515,040
International Paper Co	35,000	1,957,200
Kaiser Aluminum Corp	15,000	1,634,400
Total Basic Materials		5,106,640

Consumer, Cyclical (10.17%)
Fastenal Co	47,000	2,425,670
Herman Miller Inc	130,000	4,895,800
Meritor Inc*	110,000	2,344,100
WW Grainger Inc	6,500	2,554,890
Total Consumer, Cyclical		12,220,460

Consumer, Non-Cyclical (3.75%)
Darling Ingredients Inc*	22,000	1,581,800
ManpowerGroup Inc	27,000	2,923,560
Total Consumer, Non-Cyclical		4,505,360

Energy (33.96%)
Atlantica Sustainable Infrastructure PLC	144,000	4,969,440
Delek US Holdings Inc*	300,000	5,391,000
Diamondback Energy Inc	70,000	6,626,900
EOG Resources Inc	56,000	4,495,120
Exxon Mobil Corp	75,000	4,411,500
Phillips 66	55,000	3,851,650
Pioneer Natural Resources Co	15,000	2,497,650
Royal Dutch Shell PLC	100,000	4,457,000
Valero Energy Corp	58,000	4,093,060
Total Energy		40,793,320

Industrial (47.45%)
Armstrong World Industries Inc	30,000	2,864,100
Berry Global Group Inc*	57,000	3,470,160
Chart Industries Inc*	38,000	7,262,180
Eagle Materials Inc	28,000	3,672,480
EMCOR Group Inc	18,300	2,111,454
JB Hunt Transport Services Inc	22,000	3,678,840
Martin Marietta Materials Inc	11,000	3,758,480
Masco Corp	62,000	3,444,100
MasTec Inc*	41,000	3,537,480
Myers Industries Inc	167,000	3,268,190
Old Dominion Freight Line Inc	12,000	3,431,760
Oshkosh Corp	24,000	2,456,880
Packaging Corp of America	15,000	2,061,600
Primoris Services Corp	85,000	2,081,650
Saia Inc*	12,000	2,856,360
Trane Technologies PLC	19,000	3,280,350
Valmont Industries Inc	16,000	3,761,920
Total Industrial		56,997,984

Total Common Stock (Cost $101,765,657)		119,623,764

Funds (0.47%)	Shares	Value
Money Market Funds (0.47%)
First American Government Obligations Fund	567,517	567,517

Total Funds (Cost $567,517)		567,517

Total Investments (Cost $102,333,174)(a) (100.06%)		$120,191,281
Liabilities in Excess of Other Assets (-0.06%)		(73,391)
Net Assets (100.00%)		$120,117,890

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $102,382,448.

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	23,647,883
Unrealized depreciation	(5,839,051)
Net unrealized appreciation	17,808,833